Schedule of Investments
March 31, 2025 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 99.52%

Computer Communications Equipment - 4.08%
Arista Networks, Inc. (2)	4,400	340,912

Construction Machinery & Equipment - 1.97%
Caterpillar, Inc. (2)	500	164,900

Crude Petroleum & Natural Gas - 3.37%
EOG Resources, Inc.	2,200	282,128

Electronic Computers - 6.38%
Apple, Inc.	2,400	533,112

Hospital & Medical Service Plans - 3.76%
UnitedHealth Group, Inc.	600	314,250

Insurance Agents, Brokers & Services - 7.84%
Arthur J. Gallagher & Co.	1,900	655,956

Miscellaneous Fabricated Metal Products - 4.36%
Parker-Hannifin Corp.	600	364,710

Motor Vehicles & Passenger Car Bodies- 3.03%
PACCAR, Inc.	2,600	253,162

Plastics Foam Products - 1.95%
Advanced Drainage Systems, Inc.	1,500	162,975

Retail-Auto & Home Supply Stores - 5.14%
O'Reilly Automotive, Inc. (2)	300	429,774

Retail-Building Materials, Hardware, Garden Supply - 5.01%
The Sherwin-Williams Co.	1,200	419,028

Retail-Lumber & Other Building Materials Dealers - 4.38%
The Home Depot, Inc.	1,000	366,490

Security & Commodity Brokers, Dealers, Exchanges & Services - 4.54%
Intercontinental Exchange, Inc.	2,200	379,500

Semiconductors & Related Devices - 7.32%
Monolithic Power Systems, Inc.	700	405,986
NVIDIA Corp.	1,900	205,922

		611,908

Services-Business Services - 5.90%
Mastercard, Inc. Class A	900	493,308

Services-Consumer Credit Reporting, Collection Agencies - 4.86%
S&P Global, Inc.	800	406,480

Servies-Prepackaged Software - 8.90%
Intuit, Inc.	600	368,394
Microsoft Corp.	1,000	375,390

		743,784

Software-Infrastructure - 5.76%
Fortinet, Inc. (2)	5,000	481,300

Specialty Industry Machinery - 3.48%
Lam Research Corp. (2)	4,000	290,800

Surgical & Medical Instruments- 4.45%
Stryker Corp.	1,000	372,250

Wholesale-Misc Durable Goods- 3.05%
Pool Corp.	800	254,680

Total Common Stocks	(Cost $ 4,009,082)	8,321,407

Short-Term Invesments - 0.54%

Huntington Conservative Deposit Account - 4.255% (3)	45,565	45,565

Total Short Term Investments	(Cost $ 45,565)	45,565

Total Investments - 100.06%	(Cost $ 4,054,647)	8,366,972

Liabilities in Excess of Other Assets - (0.06%)		(5,233)

Total Net Assets - 100.00%		8,361,739

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$8,366,972	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,366,972	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 31, 2025.